RESEARCH AND DEVELOPMENT, NET (Tables)	12 Months Ended
Jan. 31, 2024
Research and Development [Abstract]
Schedule of Activity for Capitalized Software Development Costs	Activity for our capitalized software development costs for the years ended January 31, 2024, 2023, and 2022, was as follows:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Capitalized software development costs, net, beginning of year	$9,706	$13,920	$11,315
Software development costs capitalized during the year	2,034	3,408	6,033
Amortization of capitalized software development costs	(3,370)	(4,708)	(3,291)
Business divestiture	—	(2,922)	—
Write-offs of capitalized software development costs	—	—	(142)
Foreign currency translation and other	—	8	5
Capitalized software development costs, net, end of year	$8,370	$9,706	$13,920